Note 8 - Fair Value of Financial Instruments - Estimated Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Spire Alabama Inc [Member]
Cash and cash equivalents	$ 2.4
Notes payable - associated companies	260.9
Reported Value Measurement [Member]
Cash and cash equivalents	6.5	$ 4.3
Notes payable	1,037.5	672.0
Long-term debt, including current portion	3,239.7	2,994.9
Reported Value Measurement [Member] | Spire Missouri [Member]
Notes payable	250.0
Long-term debt, including current portion	1,338.4	571.5
Notes payable - associated companies	445.3	240.9
Reported Value Measurement [Member] | Spire Alabama Inc [Member]
Long-term debt, including current portion	1,637.7	621.2
Notes payable - associated companies		49.0
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	6.5	4.3
Notes payable	1,037.5	672.0
Long-term debt, including current portion	2,851.8	3,375.9
Estimate of Fair Value Measurement [Member] | Spire Missouri [Member]
Notes payable	250.0
Long-term debt, including current portion	1,540.4	485.0
Notes payable - associated companies	445.3	240.9
Estimate of Fair Value Measurement [Member] | Spire Alabama Inc [Member]
Cash and cash equivalents	2.4
Long-term debt, including current portion	1,473.9	707.5
Notes payable - associated companies	260.9	49.0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	6.5	4.3
Notes payable	0.0	0.0
Long-term debt, including current portion	0.0	0.0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Missouri [Member]
Notes payable	0.0
Long-term debt, including current portion	0.0	0.0
Notes payable - associated companies	0.0	0.0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Spire Alabama Inc [Member]
Cash and cash equivalents	2.4
Long-term debt, including current portion	0.0	0.0
Notes payable - associated companies	0.0	0.0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0.0	0.0
Notes payable	1,037.5	672.0
Long-term debt, including current portion	2,851.8	3,375.9
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Missouri [Member]
Notes payable	250.0
Long-term debt, including current portion	1,540.4	485.0
Notes payable - associated companies	445.3	240.9
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member] | Spire Alabama Inc [Member]
Cash and cash equivalents	0.0
Long-term debt, including current portion	1,473.9	707.5
Notes payable - associated companies	$ 260.9	$ 49.0